ACCRUED EXPENSES AND OTHER LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Other Liabilities Disclosure [Abstract]
Employees and payroll accruals	$ 969	$ 759
Institutions and income tax payable	177	303
Accrued expenses	1,390	1,152
Related parties	1,220	1,291	$ 137
Total	$ 3,756	$ 3,505